Benefit Payments, Pension (Detail) - Pension ₨ in Millions	Mar. 31, 2015 INR (₨)
Benefit payments
2016	₨ 79.1
2017	38.0
2018	76.7
2019	88.5
2020	76.2
2021-2025	₨ 225.7